Offsetting financial assets and financial liabilities	12 Months Ended
Dec. 31, 2024
Offsetting Financial Assets And Financial Liabilities [Line Items]
Offsetting financial assets and financial liabilities

Note 22

Offsetting financial assets and financial liabilities
UBS enters into netting agreements

with counterparties to manage

the credit risks associated

primarily with repurchase
and

reverse

repurchase

transactions,

securities

borrowing

and

lending,

over-the-counter

derivatives,

and

exchange-
traded

derivatives.

These

netting agreements

and

similar

arrangements

generally

enable

the

counterparties

to

set

off
liabilities against available assets received in the

ordinary course of business and / or in the event

that the counterparties
to the transaction are unable to fulfill their contractual

obligations.
The tables below

provide a summary

of financial assets

and financial liabilities

subject to offsetting,

enforceable master
netting

arrangements

and

similar

agreements,

as

well

as

financial

collateral

received

or

pledged

to

mitigate

credit
exposures for these financial instruments.

The

Group

engages

in

a

variety

of

counterparty

credit

risk

mitigation

strategies

in

addition

to

netting

and

collateral
arrangements. Therefore, the net

amounts presented in the

tables below do not purport

to represent their actual

credit
risk exposure.

Financial assets subject to offsetting, enforceable

master netting arrangements and similar

agreements
Assets subject to netting arrangements

Netting recognized on the balance sheet
Netting potential not recognized on
the balance sheet
1
Assets not
subject to netting
arrangements
2
Total assets
As of 31.12.24, USD bn
Gross assets
before netting
Netting with

gross liabilities
3
Net assets
recognized
on the
balance

sheet
Financial
liabilities
Collateral
received
Assets after
consideration
of
netting
potential
Assets
recognized
on the
balance

sheet
Total assets
after
consideration
of netting

potential
Total assets
recognized

on the

balance
sheet
Receivables from securities financing
transactions measured at amortized cost 111.4 (13.3) 98.2 (3.1) (95.0) 0.1 20.1 20.3 118.3
Derivative financial instruments

177.9 (2.6) 175.2 (135.5) (26.2) 13.5 10.3 23.8 185.6
Cash collateral receivables on

derivative instruments
4 42.0 0.0 42.0 (25.9) (2.4) 13.7 1.9 15.7 44.0
Financial assets at fair value

not held for trading
112.3 (87.1) 25.2 (1.8) (23.3) 0.1 70.3 70.4 95.5
of which: reverse

repurchase agreements
109.6 (87.1) 22.5 (1.8) (20.6) 0.1 1.0 1.0 23.4
Total assets 443.6 (103.0) 340.6 (166.4) (146.9) 27.4 102.7 130.1 443.3
As of 31.12.23, USD bn
Receivables from securities financing
transactions measured at amortized cost
93.7 (12.7) 80.9 (1.5) (79.2) 0.3 18.1 18.4 99.0
Derivative financial instruments

172.4 (3.3) 169.1 (133.0) (29.8) 6.3 7.0 13.3 176.1
Cash collateral receivables on

derivative instruments 4
47.3 0.0 47.3 (29.7) (3.2) 14.5 2.7 17.2 50.1
Financial assets at fair value

not held for trading
129.8 (92.6) 37.2 (2.0) (35.3) 0.0 66.7 66.7 104.0
of which: reverse

repurchase agreements
128.7 (92.6) 36.1 (2.0) (34.1) 0.0 0.8 0.8 36.9
Total assets 443.2 (108.6) 334.6 (166.2) (147.4) 21.0 94.6 115.6 429.2
1 For the purpose of this disclosure,

the amounts of financial instruments and cash

collateral presented have been capped so

as not to exceed the net amount

of financial assets presented on the balance

sheet; i.e.
over-collateralization, where

it exists, is

not reflected in

the table.

2 Includes assets

not subject to

enforceable netting arrangements

and other out-of-scope

items.

3 The logic

of the table

results in amounts
presented in the “Netting with gross liabilities”

column corresponding directly to the amounts

presented in the “Netting with gross assets”

column in the liabilities table presented

below. Netting in this column

for
reverse repurchase agreements

presented within the

lines “Receivables from

securities financing transactions

measured at amortized

cost” and “Financial

assets at fair

value not held

for trading” taken

together
corresponds to the amounts presented for repurchase agreements in the “Payables from securities financing transactions measured at amortized cost” and

“Other financial liabilities designated at fair value” lines in the liabilities table presented below.

4 The net amount of Cash collateral receivables on derivative instruments recognized on the balance sheet includes certain OTC derivatives that are net settled on a daily basis either legally or in substance under IAS 32 principles and exchange-traded derivatives that are economically settled on a daily basis.

Financial liabilities subject to offsetting, enforceable

master netting arrangements and similar

agreements
Liabilities subject to netting arrangements

Netting recognized on the balance sheet
Netting potential not recognized

on the balance sheet
1
Liabilities not
subject

to netting

arrangements
2
Total liabilities
As of 31.12.24, USD bn
Gross
liabilities
before
netting
Netting with

gross assets
3
Net

liabilities
recognized
on the
balance
sheet
Financial
assets
Collateral
pledged
Liabilities
after
consideration

of netting
potential
Liabilities
recognized
on the
balance

sheet
Total

liabilities

after
consideration
of netting
potential
Total

liabilities
recognized
on the
balance

sheet
Payables from securities financing
transactions measured at amortized cost
25.0 (11.5) 13.5 (1.1) (12.4)
4
0.0 1.4 1.4 14.8
Derivative financial instruments

176.2 (2.6) 173.5 (135.5) (30.8) 7.2 7.1 14.3 180.6
Cash collateral payables on

derivative instruments
5 33.9 0.0 33.9 (19.3) (2.4) 12.2 1.6 13.8 35.5
Other financial liabilities

designated at fair value
96.8 (88.9) 7.8 (3.8) (4.0) 0.0 20.9 20.9 28.7
of which: repurchase agreements 94.7 (88.9) 5.8 (3.8) (2.0) 0.0 0.0 0.0 5.8
Total liabilities 331.8 (103.0) 228.8 (159.8) (49.5) 19.4 30.9 50.3 259.7
As of 31.12.23, USD bn
Payables from securities financing
transactions measured at amortized cost
25.2 (12.5) 12.6 (0.8) (11.8)
4
0.0 1.8 1.8 14.4
Derivative financial instruments

185.1 (3.3) 181.8 (133.0) (35.0) 13.9 10.4 24.3 192.2
Cash collateral payables on

derivative instruments
5 39.8 0.0 39.7 (23.2) (3.2) 13.3 1.8 15.2 41.6
Other financial liabilities

designated at fair value
102.1 (92.8) 9.3 (2.7) (4.8) 1.8 20.2 22.0 29.5
of which: repurchase agreements
100.0 (92.8) 7.2 (2.7) (4.5) 0.0 0.2 0.2 7.4
Total liabilities 352.1 (108.6) 243.5 (159.7) (54.8) 29.1 34.2 63.2 277.7
1 For the purpose of this disclosure, the amounts of financial instruments and cash collateral presented have been capped so as not to exceed the net amount of financial liabilities presented on the balance sheet; i.e.
over-collateralization, where it

exists, is not reflected

in the table.

2 Includes liabilities not subject to

enforceable netting arrangements and

other out-of-scope items.

3 The logic of

the table results in amounts
presented in the “Netting with gross assets” column corresponding to the amounts presented in the “Netting with gross liabilities” column in the assets table presented above. Netting in this column for repurchase
agreements presented within the lines “Payables from securities financing transactions measured at amortized cost” and “Other financial liabilities designated at fair value” taken together corresponds to the amounts
presented for reverse repurchase agreements

in the “Receivables from securities

financing transactions measured at

amortized cost” and “Financial assets

at fair value not held

for trading” lines in the

assets table
presented above.

4 Includes collateral of USD
8.8 bn (2023: USD 7.7
bn) for securities financing transactions measured at amortized cost that use UBS debt instruments as the underlying.

5 The net amount of Cash
collateral payables on derivative instruments recognized on the balance sheet includes certain OTC derivatives that are net settled

on a daily basis either legally or in substance under IAS 32 principles and exchange-
traded derivatives that are economically settled on a daily basis.